Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of Operating Leases	A summary of supplemental information related to operating leases as of the year ended December 31, 2022 and the six months ended June 30, 2023 was as follows:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Operating lease right-of-use assets, net	19,250	16,819	2,319
Operating lease liabilities, current	1,696	1,271	175
Operating lease liabilities, non-current	4,789	4,361	601
Weighted average remaining lease terms	3.79 years	2.83 years
Weighted average discount rate	4.41%	4.25%

Schedule of Cash Flow Information	Cash flow information related to leases consists of the following:
	December 31	June 30
	2022	2023
	RMB	RMB	US$
Right-of-use assets obtained in exchange for new operating lease liabilities	6,603	331	46
Derecognition of right-of use-assets	7,408	-	-
Derecognition of lease liabilities	5,658	-	-

Schedule of Amortization of Right-of-Use Assets	Amortization of right-of-use assets:
As of June 30, 2023
RMB
FY2023	960
FY2024	1,063
FY2025	1,075
FY2026	1,087
FY2027	1,087
FY2028	620
FY2029	290
FY2030	147
Total future lease payment	6,329
less: imputed interest	697
Represent value of future lease payments(1)	5,632
(1)	Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB1,271 (US$175) and RMB4,361 (US$601) as of June 30, 2023.